Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Financial assets, at fair value	406,647	390,243
Debt securities
Disclosure of financial assets [line items]
Financial assets	62,666	52,919
Equity securities
Disclosure of financial assets [line items]
Financial assets, at fair value	1,657	3,917
Financial investments
Disclosure of financial assets [line items]
Financial assets	407,433
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	308,358
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	344,767
Financial investments measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	96,642
Financial investments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	246,371
Financial investments measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	1,657
Financial investments measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	97
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	62,666
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	679
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	61,987
Financial assets, at fair value	$ 62,100
Financial investments
Disclosure of financial assets [line items]
Financial assets		389,076
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets		306,308
Available-for-sale
Disclosure of financial assets [line items]
Financial assets		336,157
Available-for-sale | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets		78,851
Available-for-sale | Debt securities
Disclosure of financial assets [line items]
Financial assets		253,389
Available-for-sale | Equity securities
Disclosure of financial assets [line items]
Financial assets		3,917
Held to maturity
Disclosure of financial assets [line items]
Financial assets		52,919
Held to maturity | Debt securities
Disclosure of financial assets [line items]
Financial assets		52,919
Financial assets, at fair value		$ 54,100